Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment information
	For the Years Ended December 31,
	2019	2020	2021

Net revenues:
Cheers App Internet Business	$28,301	$83,573	$135,263
Traditional Media Business	37,476	40,190	17,749
Total consolidated net revenues	$65,777	$123,763	$153,012
Operating income:
Cheers APP Internet Business	$11,548	$24,343	$32,081
Traditional Media Business	15,291	11,707	4,210
Total segment operating income	26,839	36,050	36,291
Unallocated item (1)	-	(5,381)	(4)
Total consolidated operating income	$26,839	$30,669	$36,287